Investment securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gains	$ 6,141	$ 3,825	$ 2,346
Losses	(111)	(412)	0
Net	$ 6,030	$ 3,413	$ 2,346